Deposits - Principal Maturities of Certificate of Deposit and Individual Retirement Accounts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Banking And Thrift [Abstract]
2014	$ 346,191
2015	129,837
2016	48,508
2017	38,167
2018	25,341
Thereafter
Time Deposits, Total	$ 588,044